Non-Current Assets and Disposal Groups Held for Sale - Components of Other Non-Current Assets and Disposal Groups Held for Sale (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Abstract]
Unrealized net gains relating to non-current assets classified as held for sale recognized directly in accumulated other comprehensive income (loss) (net of tax)	€ 0	€ 0
Pre-tax loss on sale of Argentine subsidiary Deutsche Bank S.A. to Banco Comafi S.A.	€ 190